MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
UNAUDITED

---------------------------------------------------------------------------------------------------------------------------
                                                                                                             MAXIM
                                                                                                           JP MORGAN
                                                                                                            GROWTH &
                                                                                                             INCOME
                                                                                                           PORTFOLIO
                                                                                                      ---------------------
ASSETS:
      Investment in Master - Growth and Income Portfolio, at value (1)                              $           49,270,567
                                                                                                      ---------------------

LIABILITIES:
      Due to investment adviser                                                                                    102,415
                                                                                                      ---------------------

NET ASSETS                                                                                          $           49,168,152
                                                                                                      =====================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                                 $            5,378,141
      Additional paid-in capital                                                                                60,903,250
      Net unrealized depreciation on investments                                                               (17,084,275)
      Undistributed net investment income                                                                           25,129
      Accumulated net realized loss on investments                                                                 (54,093)
                                                                                                      ---------------------

NET ASSETS                                                                                          $           49,168,152
                                                                                                      =====================

NET ASSET VALUE PER OUTSTANDING SHARE                                                               $               0.9142
                                                                                                      =====================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                               200,000,000
      Outstanding                                                                                               53,781,409

(1)  Cost of investments in securities:                                                             $           66,354,842

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
FOR THE PERIOD INDICATED

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                             MAXIM JP MORGAN
                                                                                             GROWTH & INCOME
                                                                                                PORTFOLIO
                                                                       ------------------------------------------------------------
                                                                                                 PERIOD FROM
                                                                           PERIOD ENDED        NOVEMBER 1, 2001      YEAR ENDED
                                                                           JUNE 30,            TO DECEMBER 31,      OCTOBER 31,
                                                                             2002                  2001                 2001
                                                                       ------------------    -----------------    -----------------
                                                                           UNAUDITED
INVESTMENT INCOME:
     Investment income allocated from Master portfolio               $           865,163 $            291,007            1,900,844
     Expenses allocated from Master portfolio                                   (197,056)             (70,726)            (467,887)
                                                                       ------------------    -----------------    -----------------

     Total income                                                                668,107              220,281            1,432,957
                                                                       ------------------    -----------------    -----------------

EXPENSES:
     Advisory fees                                                               225,598               80,279              531,360
                                                                       ------------------    -----------------    -----------------

NET INVESTMENT INCOME                                                            442,509              140,002              901,597
                                                                       ------------------    -----------------    -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments allocated from Master portfolio   1,760,224            1,010,250             (645,764)
     Change in net unrealized depreciation on investments allocated
     from Master portfolio                                                    (7,972,645)           4,980,467          (23,830,174)
                                                                       ------------------    -----------------    -----------------

     Net realized and unrealized gain (loss) on investments                   (6,212,421)           5,990,717          (24,475,938)
                                                                       ------------------    -----------------    -----------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                                      $        (5,769,912)$          6,130,719          (23,574,341)
                                                                       ==================    =================    =================

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD INDICATED

----------------------------------------------------------------------------------------------------------------------------------

                                                                                        MAXIM JP MORGAN GROWTH &
                                                                                            INCOME PORTFOLIO
                                                                        ----------------------------------------------------------
                                                                                                 PERIOD FROM

                                                                          PERIOD ENDED        NOVEMBER 1, 2001       YEAR ENDED
                                                                            JUNE 30,          TO DECEMBER 31,        OCTOBER 31,
                                                                              2002                 2001                 2001
                                                                        -----------------    -----------------    ----------------
                                                                           UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                            $          442,509   $          140,002   $         901,597
     Net realized gain (loss) on investments allocated from Master             1,760,224            1,010,250            (645,764)
         portfolio
     Change in net unrealized depreciation on investments
     allocated from Master portfolio                                          (7,972,645)           4,980,467         (23,830,174)
                                                                        -----------------    -----------------    ----------------

     Net increase (decrease) in net assets resulting from operations          (5,769,912)           6,130,719         (23,574,341)
                                                                        -----------------    -----------------    ----------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                 (434,389)            (157,603)           (960,533)
     From net realized gains                                                           0                    0         (17,940,283)
                                                                        -----------------    -----------------    ----------------

     Total distributions                                                        (434,389)            (157,603)        (18,900,816)
                                                                        -----------------    -----------------    ----------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                         4,330,943            1,293,034          22,032,878
     Reinvestment of distributions                                               434,389              157,603          18,900,816
     Redemptions of shares                                                   (41,613,414)          (1,337,009)        (25,955,218)
                                                                        -----------------    -----------------    ----------------

     Net increase (decrease) in net assets resulting from share              (36,848,082)             113,628          14,978,476
        transactions
                                                                        -----------------    -----------------    ----------------

     Total increase (decrease) in net assets                                 (43,052,383)           6,086,744         (27,496,681)

NET ASSETS:
     Beginning of period                                                      92,220,535           86,133,791         113,630,472
                                                                        -----------------    -----------------    ----------------

     End of period  (1)                                               $       49,168,152   $       92,220,535   $      86,133,791
                                                                        =================    =================    ================

OTHER INFORMATION:

SHARES:
     Sold                                                                      4,359,045            1,316,963          18,996,584
     Issued in reinvestment of distributions                                     451,218              163,039          16,755,192
     Redeemed                                                                (43,509,537)          (1,372,215)        (22,317,159)
                                                                        -----------------    -----------------    ----------------

     Net increase (decrease)                                                 (38,699,274)             107,787          13,434,617
                                                                        =================    =================    ================

(1) Including undistributed net investment income                     $           25,129   $           17,009   $          29,287

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM JP MORGAN GROWTH & INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:


                                                  Period From
                                                November 1, 2001
                                 Six Months     to December 31,                         Year Ended October 31,
                                    Ended
                                                                 ------------------------------------------------------------------
                                 June 30, 2002        2001           2001         2000         1999         1998          1997
                                  ------------    ------------   -----------  -----------  -----------  -----------   -----------
                                  UNAUDITED

Net Asset Value, Beginning of     $   0.9972      $    0.9325    $   1.4395   $   1.6872   $   1.5958   $   1.6590    $   1.3957
        Period

Income from Investment Operations

Net investment income                 0.0030           0.0016        0.0096       0.0072       0.0114       0.0113        0.0158
Net realized and unrealized gain     (0.0833)          0.0648       (0.2757)      0.1219       0.1938       0.1351        0.3677
         (loss)
                                  -----------     ------------   -----------  -----------  -----------  -----------   -----------

Total Income (Loss) From
Investment Operations                (0.0803)          0.0664       (0.2661)      0.1291       0.2052       0.1464        0.3835
                                  -----------     ------------   -----------  -----------  -----------  -----------   -----------

Less Distributions

From net investment income           (0.0027)         (0.0017)      (0.0104)     (0.0068)     (0.0118)     (0.0103)      (0.0162)
From net realized gains               0.0000           0.0000       (0.2305)     (0.3700)     (0.1020)     (0.1993)      (0.1040)
                                  -----------     ------------   -----------  -----------  -----------  -----------   -----------

Total Distributions                  (0.0027)         (0.0017)      (0.2409)     (0.3768)     (0.1138)     (0.2096)      (0.1202)
                                  -----------     ------------   -----------  -----------  -----------  -----------   -----------

Net Asset Value, End of Period    $   0.9142      $    0.9972    $   0.9325   $   1.4395   $   1.6872   $   1.5958    $   1.6590
                                  ===========     ============   ===========  ===========  ===========  ===========   ===========
                                                                     0.0000

Total Return                         (7.72%)o           7.13% o     (21.26%)       9.31%       13.13%        9.38%        29.33%

Net Assets, End of Period        $49,168,152      $92,220,535   $86,133,791 $113,630,472 $125,978,101 $161,166,617  $135,053,616

Ratio of Expenses to
Average Net Assets                     1.00%  *         1.00%  *      1.00%        1.00%        1.00%        1.00%         1.00%

Ratio of Net Investment Income to
Average Net Assets                     1.04%  *         0.92%  *      0.90%        0.52%        0.66%        0.69%         1.08%


o Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

     GROWTH AND INCOME PORTFOLIO
     Portfolio of Investments

As of June 30, 2002 (unaudited)
(Amounts in thousands)

   SHARES     ISSUER                                                    VALUE
- -------------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- 98.2%
             COMMON STOCKS -- 98.2%
             AEROSPACE -- 1.7%
       95    General Dynamics Corp.                                 $  10,103
      193    United Technologies Corp.                                 13,112
                                                                    ---------
                                                                       23,215
             APPAREL -- 0.7%
       84    Nike, Inc., Class B                                        4,501
      121    VF Corp.                                                   4,737
                                                                    ---------
                                                                        9,238
             AUTOMOTIVE -- 1.2%
      117    AutoZone, Inc. *                                           9,044
      409    Ford Motor Co.                                             6,545
                                                                    ---------
                                                                       15,589
             BANKING -- 10.8%
      212    Bank of America Corp.                                     14,909
      436    BB&T Corp.                                                16,837
      385    PNC Financial Services Group, Inc.                        20,107
      294    SunTrust Banks, Inc.                                      19,930
      233    The Bank of New York Co., Inc.                             7,847
      844    U.S. Bancorp                                              19,700
      140    Wachovia Corp.                                             5,349
      365    Washington Mutual, Inc.                                   13,541
      533    Wells Fargo & Co.                                         26,678
                                                                    ---------
                                                                      144,898
             BROADCASTING/CABLE -- 1.2%
      150    Clear Channel Communications, Inc. *                       4,803
      179    EchoStar Communications Corp., Class A *                   3,326
      718    General Motors - Hughes Electronics Corp.,
               Class H *                                                7,467
                                                                    ---------
                                                                       15,596
             BUSINESS SERVICES -- 1.0%
      278    Cendant Corp. *                                            4,419
      338    Equifax, Inc.                                              9,121
                                                                    ---------
                                                                       13,540
             CHEMICALS -- 1.3%
      383    E.I. DuPont de Nemours & Co.                              17,019

             COMPUTERS/COMPUTER HARDWARE -- 2.3%
      734    Hewlett-Packard Co.                                       11,214
      130    International Business Machines Corp.                      9,389
      192    Lexmark International, Inc. *                             10,423
                                                                    ---------
                                                                       31,026
             CONSUMER PRODUCTS -- 2.7%
      108    Black & Decker Corp.                                       5,182
      717    Philip Morris Companies, Inc.                             31,305
                                                                    ---------
                                                                       36,487
             DIVERSIFIED -- 1.0%
      202    General Electric Co.                                       5,871
      603    Tyco International LTD (Bermuda)                           8,145
                                                                    ---------
                                                                       14,016

                       See notes to financial statements.

                                       276

   SHARES     ISSUER                                                    VALUE
- -------------------------------------------------------------------------------------
             ELECTRONICS/ELECTRICAL EQUIPMENT -- 0.5%
      132    Emerson Electric Co.                                   $   7,037

             ENVIRONMENTAL SERVICES -- 0.8%
      398    Waste Management, Inc.                                    10,368

             FINANCIAL SERVICES -- 11.8%
      518    American Express Co.                                      18,799
    1,598    Citigroup, Inc.                                           61,936
      313    Fannie Mae                                                23,106
      337    Golden West Financial Corp.                               23,165
      214    Merrill Lynch & Co., Inc.                                  8,647
      182    Morgan Stanley Dean Witter & Co.                           7,828
       51    SLM Corp.                                                  4,952
      262    T. Rowe Price Group, Inc.                                  8,624
                                                                    ---------
                                                                      157,057
             FOOD/BEVERAGE PRODUCTS -- 3.0%
      122    Anheuser-Busch Companies, Inc.                             6,120
      101    Brown-Forman Corp., Class B                                6,969
      527    Kraft Foods, Inc., Class A                                21,581
      126    PepsiCo, Inc.                                              6,078
                                                                    ---------
                                                                       40,748
             HEALTH CARE/HEALTH CARE SERVICES -- 1.8%
      115    Tenet Healthcare Corp. *                                   8,228
      202    WellPoint Health Networks, Inc. *                         15,749
                                                                    ---------
                                                                       23,977
             INSURANCE -- 8.9%
      546    American International Group, Inc.                        37,251
      127    CIGNA Corp.                                               12,333
      177    Hartford Financial Services Group, Inc.                   10,544
      546    John Hancock Financial Services, Inc.                     19,205
      133    Marsh & McLennan Companies, Inc.                          12,857
       80    MGIC Investment Corp.                                      5,424
      250    Prudential Financial, Inc. *                               8,340
      156    Safeco Corp.                                               4,831
      494    Travelers Property Casualty Corp., Class A *               8,735
                                                                    ---------
                                                                      119,520
             MACHINERY & ENGINEERING EQUIPMENT -- 0.5%
      194    Dover Corp.                                                6,783

             MANUFACTURING -- 0.9%
      353    Honeywell International, Inc.                             12,436

             METALS/MINING -- 1.0%
      419    Alcoa, Inc.                                               13,896

             MULTI-MEDIA -- 6.0%
    1,507    AOL Time Warner, Inc. *                                   22,171
       80    E.W. Scripps Co., Class A                                  6,160
      310    Gannett Co., Inc.                                         23,506
    1,071    Liberty Media Corp., Class A *                            10,705


                       See notes to financial statements.

                                       277

   SHARES     ISSUER                                                    VALUE
- -------------------------------------------------------------------------------------
      271    Viacom, Inc., Class B *                                $  12,032
      299    Walt Disney Co.                                            5,644
                                                                    ---------
                                                                       80,218
             OIL & GAS -- 14.6%
      215    Burlington Resources, Inc.                                 8,170
      603    ChevronTexaco Corp.                                       53,355
      300    Conoco, Inc.                                               8,340
      304    Devon Energy Corp.                                        14,991
    2,067    Exxon Mobil Corp.                                         84,569
      190    Phillips Petroleum Co.                                    11,187
      257    Royal Dutch Petroleum Co., N.Y.
               Registered Shares (The Netherlands)                     14,193
                                                                    ---------
                                                                      194,805
             PACKAGING -- 0.5%
      159    Sealed Air Corp. *                                         6,383

             PAPER/FOREST PRODUCTS -- 0.7%
      136    Weyerhaeuser Co.                                           8,709

             PHARMACEUTICALS -- 1.7%
      119    Bristol-Myers Squibb Co.                                   3,051
      401    Pfizer, Inc.                                              14,024
      117    Wyeth                                                      5,996
                                                                    ---------
                                                                       23,071
             PIPELINES -- 0.6%
      422    El Paso Corp.                                              8,706

             REAL ESTATE INVESTMENT TRUST -- 0.7%
      250    Public Storage, Inc.                                       9,260

             RESTAURANTS/FOOD SERVICES -- 1.0%
      340    McDonald's Corp.                                           9,673
      110    Outback Steakhouse, Inc. *                                 3,861
                                                                    ---------
                                                                       13,534
             RETAILING -- 1.6%
      565    Circuit City Stores, Inc.                                 10,584
      340    The May Department Stores Co.                             11,190
                                                                    ---------
                                                                       21,774
             SEMI-CONDUCTORS -- 0.8%
      473    Texas Instruments, Inc.                                   11,217

             TELECOMMUNICATIONS -- 10.7%
      272    Alltel Corp.                                              12,775
    2,419    AT&T Corp.                                                25,884
      743    BellSouth Corp.                                           23,411
    1,058    SBC Communications, Inc.                                  32,257
      939    Sprint Corp. - PCS Group *                                 4,198
    1,100    Verizon Communications, Inc.                              44,181
                                                                    ---------
                                                                      142,706

                       See notes to financial statements.

                                       278

   SHARES     ISSUER                                                    VALUE
- -------------------------------------------------------------------------------------
             UTILITIES -- 6.2%
      456    Consolidated Edison, Inc.                             $   19,051
      316    Dominion Resources, Inc.                                  20,919
      343    Duke Energy Corp.                                         10,664
      400    Energy East Corp.                                          9,040
      372    FirstEnergy Corp.                                         12,401
      215    TXU Corp.                                                 11,088
                                                                    ---------
                                                                       83,163
                                                                    ---------
             Total Common Stocks                                    1,315,992
             (Cost $1,397,707)
- -------------------------------------------------------------------------------------

     SHORT-TERM INVESTMENT -- 1.8%

             MONEY MARKET FUND -- 1.8%

   23,722    JPMorgan Prime Money Market Fund (a)                      23,722
             (Cost $23,722)
- -------------------------------------------------------------------------------------
             Total Investments -- 100.0%                           $1,339,714
             (Cost $1,421,429)
- -------------------------------------------------------------------------------------

ABBREVIATIONS:
*       -- Non-income producing security.
(a)     -- Affiliated. Money Market Fund registered under the Investment Company
           Act of 1940, as amended and advised by JPMorgan Fleming Asset Management, Inc.

                       See notes to financial statements.

     GROWTH AND INCOME PORTFOLIO
     Statement of Assets & Liabilities

As of June 30, 2002 (unaudited)
(Amounts in Thousands)

   ASSETS:
     Investment securities, at value                        $1,339,714
     Receivables:
       Interest and dividends                                    1,465
- --------------------------------------------------------------------------
   Total Assets                                              1,341,179
- --------------------------------------------------------------------------
   LIABILITIES:
     Payables:
       Due to custodian                                              2
     Accrued liabilities:
       Investment advisory fees                                    453
       Administration fees                                          57
       Trustees' fees                                              213
       Other                                                        70
- --------------------------------------------------------------------------
   Total Liabilities                                               795
- --------------------------------------------------------------------------
   NET ASSETS APPLICABLE TO INVESTORS'
   BENEFICIAL INTERESTS                                     $1,340,384
- --------------------------------------------------------------------------
   Cost of investments                                      $1,421,429
==========================================================================

                       See notes to financial statements.

     GROWTH AND INCOME PORTFOLIO
     Statement of Operations

For the six months ended June 30, 2002 (unaudited)
(Amounts in Thousands)

- ----------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Dividend                                                              $  14,863
     Dividend income from affiliated investments*                                326
     Foreign taxes withheld                                                      (59)
- ----------------------------------------------------------------------------------------
   Total investment income                                                    15,130
- ----------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                                  3,029
     Administration fees                                                         379
     Custodian fees                                                               38
     Accounting fees                                                              19
     Professional fees                                                            11
     Trustees' fees                                                                4
     Other                                                                         9
- ----------------------------------------------------------------------------------------
   Total expenses                                                              3,489
- ----------------------------------------------------------------------------------------
     Less earnings credit                                                          1
- ----------------------------------------------------------------------------------------
     Net expenses                                                              3,488
- ----------------------------------------------------------------------------------------
   Net investment income                                                      11,642
========================================================================================
   REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on transactions from investments                25,433
     Change in net unrealized appreciation/depreciation of investments      (147,716)
========================================================================================
     Net realized and unrealized gain (loss) on investments                 (122,283)
========================================================================================
     Net increase (decrease) in net assets from operations                 $(110,641)
========================================================================================
 * Includes reimbursements of investment advisory and administration fees  $      26
========================================================================================

                       See notes to financial statements.

     GROWTH AND INCOME PORTFOLIO
     Statement of Changes in Net Assets

For the periods indicated (unaudited)
(Amounts in Thousands)

                                                            1/1/02        11/1/01        YEAR
                                                            THROUGH       THROUGH        ENDED
                                                            6/30/02      12/31/01      10/31/01
- ---------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS:
     Net investment income                                $   11,642    $    3,848    $   26,634
     Net realized gain (loss) on investments                  25,433        17,644       (10,366)
     Change in net unrealized appreciation/
      depreciation of investments                           (147,716)       87,293      (441,285)
- ---------------------------------------------------------------------------------------------------
      Increase (decrease) in net assets
        from operations                                     (110,641)      108,785      (425,017)
- ---------------------------------------------------------------------------------------------------
   TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTEREST:
     Contributions                                            81,337        26,774       206,437
     Withdrawals                                            (220,272)      (64,930)     (469,439)
- ---------------------------------------------------------------------------------------------------
      Increase (decrease) from transactions in
        investors' beneficial interest                      (138,935)      (38,156)     (263,002)
- ---------------------------------------------------------------------------------------------------
        Total increase (decrease) in net assets             (249,576)       70,629      (688,019)
     NET ASSETS:
     Beginning of period                                   1,589,960     1,519,331     2,207,350
- ---------------------------------------------------------------------------------------------------
     End of period                                        $1,340,384    $1,589,960    $1,519,331
===================================================================================================

                      See notes to financial statements.

     GROWTH AND INCOME PORTFOLIO
     Notes to Financial Statements (unaudited)

1. ORGANIZATION

Growth and Income Portfolio ("GIP") (the "Portfolio") is separately registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a non-diversified, open end management investment company organized as a trust under the laws of the State of New York. The declaration of trust permits the Trustees to issue beneficial interests in the the Portfolio. The GIP commenced operations on November 19, 1993.

2. SIGNIFICANT ACCOUNTING PRINCIPLES
THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
PORTFOLIO:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and asked quotations. Fixed income securities, (other than convertible bonds), with a maturity of 61 days or more held by the Portfolio will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value.

B. REPURCHASE AGREEMENTS -- It is the Portfolio's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Portfolio's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Trusts may be delayed or limited.

C. FUTURES CONTRACTS -- When the Portfolio enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Portfolio makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled.

Index futures contracts are used to control the asset mix of the Portfolio in the most efficient manner. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

Use of long futures contracts subject the Portfolio to risk of loss in excess of amounts shown on the Statement of Assets and Liabilities up to the notional value of the futures contract. Use of short futures contracts subject the Portfolio to unlimited losses.

The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade.

As of June 30, 2002, the Portfolio had no outstanding futures contracts.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date.

E. EXPENSES -- Expenses directly attributable to the Portfolio are charged to that Portfolio; other expenses are allocated on another reasonable basis.

F. FEDERAL INCOME TAXES -- The Portfolio intends to continue to qualify as a partnership and therefore net investment income and net realized gains are taxed to the partners. Accordingly, no tax provisions are recorded by the Portfolio. The investors in the Portfolio must take into account their proportionate share of the Portfolio's income, gains, losses, deductions, credits and tax preference items in computing their federal income tax liability, without regard to whether they have received any cash distributions from the Portfolio. The Portfolio does not intend to distribute to investors its net investment income or its net realized gains, if any. It is intended that the Portfolio will be managed in such a way that investors in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code to be taxed as regulated investment companies.

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

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to an Investment Advisory Agreement, J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM" or "Adviser") acts as the investment adviser to the Portfolio. JPMFAM is a direct wholly owned subsidiary of JPMorgan Chase Bank ("JPMCB") and an indirect wholly owned subsidiary of J.P. Morgan Chase & Co. ("JPMorgan"). The Adviser supervises the investments of the Portfolio and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.40% of the Portfolio's average daily net assets.

The Portfolio may invest in one or more of the affiliated JPMorgan Money Market Funds. The Adviser has agreed to reimburse its advisory fee from the Portfolio in an amount to offset any duplicate investment advisory, administration and shareholder servicing fees related to the Portfolio's investment in an affiliated money market fund.

B. ADMINISTRATION FEE -- Pursuant to an Administration Agreement, JPMCB (the "Administrator"), provides certain administration services to the Portfolio. In consideration of these services, the Administrator receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.05% of the Portfolio's average daily net assets.

C. CUSTODIAN FEES -- JPMCB provides portfolio custody services for the Portfolio. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by the Portfolio, based on the uninvested cash balances held by the custodian. Such earning credits are presented separately in the Statement of Operations.

4. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2002, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

- ------------------------------------
     PURCHASES          SALES
  (EXCLUDING U.S.  (EXCLUDING U.S.
    GOVERNMENT)      GOVERNMENT)
- ------------------------------------
    $ 746,662        $ 831,613
- ------------------------------------

5. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2002, are as follows (amounts in thousands):.

- ------------------------------------------------------------------------
                     GROSS             GROSS         NET UNREALIZED
    AGGREGATE      UNREALIZED        UNREALIZED       APPRECIATION/
      COST        APPRECIATION      DEPRECIATION     (DEPRECIATION)
- ------------------------------------------------------------------------
  $ 1,421,429      $ 101,086       $ (182,801)        $ (81,715)
- ------------------------------------------------------------------------

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

6. BANK BORROWINGS

Pursuant to a Line of Credit Agreement dated April 12, 2002, the Portfolio may borrow money for temporary or emergency purposes. The Portfolio has entered into the agreement, enabling them to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $400 million, collectively. Interest is charged to the Portfolio based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Portfolio also pays a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro rata basis to the Portfolio. The commitment fee is included in Other expenses on the Statement of Operations. This agreement will expire on April 11, 2003.

Prior to April 12, 2002, the Portfolio could borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Portfolio's total assets were repaid before the Portfolio could make additional investments. The Portfolio had entered into an agreement, which enabled them to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permitted borrowings up to $350 million, collectively. Interest was charged to the Portfolio based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Portfolio would also pay a commitment fee of 0.10% per annum on the average daily amount of the available commitment, which was allocated on a pro rata basis to the Portfolio. This Agreement expired on April 12, 2002.

The Portfolio had no borrowings outstanding at June 30, 2002, nor at any time during the six months then ended.

GROWTH AND INCOME PORTFOLIO
Supplementary Data (unaudited)

                                                                    1/1/02   11/1/01      YEAR ENDED OCTOBER 31,
                                                                    THROUGH  THROUGH   ------------------------------
                                                                    6/30/02 12/31/01*  2001   2000  1999   1998  1997
                                                                    ------- --------   ----   ----  ----   ----  ----
Ratios to average net assets: #
 Net expenses                                                          0.47%    0.46%  0.47%  0.47% 0.47%  0.47% 0.47%
 Net investment income                                                 1.55%    1.45%  1.43%  1.05% 1.20%  1.21% 1.61%
 Expenses without reimbursements and earnings credits                  0.47%    0.46%  0.48%  0.47% 0.47%  0.47% 0.47%
 Net investment income without reimbursements and earnings credits     1.55%    1.45%  1.42%  1.05% 1.20%  1.21% 1.61%
Portfolio turnover rate                                                  50%       0%    12%    30%  125%   113%   62%
Total Return                                                           (7.0%)    7.1% (18.7%)  9.1% 14.1%   8.7% 30.7%
========================================================================================================================

* The Portfolio changed its fiscal year end from October 31 to December 31. # Short periods have been annualized.

                       See notes to financial statements.

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